Accrued Expenses	9 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Accrued Expenses
7.	Accrued Expenses

Accrued expenses consist of the following:

	December 31,		September 30,
	2012	2013	2014
			(unaudited)
Payroll and benefits	$418	$493	$557
Professional and consultant fees	179	242	608
Other	153	223	327
Product development costs	2	117	89
Rent	29	79	80
Commissions	—	107	117
	$781	$1,261	$1,778